GENERAL	12 Months Ended
Dec. 31, 2013
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	General:

Magal Security Systems Ltd. ("the Parent Company") and its subsidiaries (together - "the Company") are international solutions providers of safety, security, site management and intelligence gathering and compilation of physical and cyber solutions and products. The Company's systems are used world-wide.

On August 20, 2011, the Parent Company completed rights offering according to which it distributed to all holders of its ordinary shares at no charge, subscription rights to purchase up to an aggregate of 5,273,274 Ordinary shares. The rights offering was fully subscribed for and the Parent Company received net proceeds of approximately $16,000.

On June 17, 2011 the Parent Company completed a private placement of 150,000 of its ordinary shares to Ki Corporation, a Company beneficially owned by Mr. Nathan Kirsh (Related Party), at an initial price per share of $3.04, which was equal to the closing price of its ordinary shares on the NASDAQ Global Market on the date prior to the private placement. Upon the record date of the rights offering, the price per share paid by Ki Corporation was adjusted to $3.05, which was the closing price of its ordinary shares on the NASDAQ Global Market on the date prior to the record date of the rights offering.

As for major customer data, see Notes 16b.

b.	Acquisition of CyberSeal Ltd.:

On January 21, 2013, the Company completed the acquisition of all of the outstanding ordinary shares of CyberSeal Ltd. (Formerly: WebSilicon Network Integrations Ltd.) ("CyberSeal"), an Israeli-based Company with monitoring offerings for landline and wireless networks. CyberSeal is active in the rapidly growing network management and monitoring markets. CyberSeal develops unique hardware and software products built to probe and monitor networks, enabling management of networked devices.

The Company acquired CyberSeal for an aggregate consideration of $ 4,060. The total purchase price of CyberSeal was composed of the following:

Cash	$2,560
Warrants *)	1,500

Total purchase price	$4,060

*)
Represents the fair value of 898,204 warrants to purchase the shares of Magal, granted upon consummation of the acquisition. The fair value of these options was determined using a Binomial valuation model with the following assumptions: Contractual term of 6-7 years, risk-free interest rate of 1.78%-3.65%, expected volatility of 44.59%-57.31% and no dividend yield.

Integrating CyberSeal and the Company is aimed to allow Magal to expand its offerings to deliver integrated physical and cyber solutions for its customers as well as for critical sites. The value of goodwill is attributed to synergies between Magal portfolio and CyberSeal's products and services and the strength of the Company's position in the market. The entire goodwill was assigned to the Cyber reporting unit.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of CyberSeal. The results of CyberSeal's operations have been included in the consolidated financial statements since January 21, 2013.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets (liabilities) (including cash of $167)	$(112)
Intangible assets	1,166
Deferred tax liabilities	(175)
Goodwill	3,181

Total purchase price	$4,060

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of CyberSeal's business.

The fair value of intangible assets was based on market participant approach using an income approach. Intangible assets that are subject to amortization are amortized over their estimated useful lives. For Technology and Backlog the Company is using the straight-line method and for Customer relationships the Company is using the acceleration method.

The following table sets forth the components of intangible assets associated with the acquisition and their annual rates of amortization:

Fair value

Technology	$457
Customer relationships	386
Backlog	323

Total purchase price	$1,166

Acquisition related costs for the years ended December 31, 2012 and 2013 amounted to $ 20 and $ 21, respectively, and were included mainly in general and administrative expenses.

The amounts of revenue and net earnings of the acquiree since the acquisition date included in the consolidated income statement for the reporting period:

Year ended December 31,
2013

Revenues	$1,638

Net loss	$(703)

Unaudited pro forma condensed results of operations:

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2012 and 2013, assuming that the acquisitions of CyberSeal occurred on January 1, 2012. The pro forma information is not necessarily indicative of the results of operations that would have actually occurred had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,
	2012	2013
	Unaudited

Revenues	$79,501	$51,527

Net income (loss)	$3,565	$(4,378)

Basic and diluted income (loss) per share	$0.22	$(0.27)